NOTES RECEIVABLE (FY)	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
NOTES RECEIVABLE [Abstract]
NOTES RECEIVABLE
NOTE 4 — NOTES RECEIVABLE

The Company had notes receivable from agents at December 31 as follows:

	Successor Company 2017	Predecessor Company 2016
Notes receivable, current	$740,068	$525,440
Allowance	(434,210)	(313,696)
Net current	$305,858	$211,744

Notes receivable, long-term	608,396	444,981
Allowance	(248,432)	(209,259)
Net long-term	$359,964	$235,722

The net current portion is included in other prepaid expenses and current assets, and the net long-term portion is included in other assets in the consolidated balance sheets. The notes have interest rates ranging from 0% to 20% per annum. Most of the notes are collateralized by personal guarantees from the sending agents and by assets from their businesses in case of a default by the agent. At December 31, 2017 and 2016, there were $1,079,364 and $789,163, respectively, of notes collateralized.

The maturities of notes receivable at December 31, 2017 for the Successor Company is as follows:

Unpaid Principal Balance
Under 1 year	$740,068
Between 1 and 2 years	564,516
Between 2 and 3 years	43,880
Total	$1,348,464